INTEREST EXPENSE (Tables)	12 Months Ended
Dec. 31, 2018
INTEREST EXPENSE [abstract]
Schedule of interest expense

	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Interest expense incurred	9,021	6,368	6,376
Less: Interest expense capitalized*	(859)	(723)	(493)
	8,162	5,645	5,883
Accretion expenses (Note 30)	1,057	1,501	1,438
Interest expense	9,219	7,146	7,321

* Interest rates per annum at which borrowing costs were capitalized for construction in progress	2.65% to 4.82%	2.37% to 4.41%	2.37% to 4.66%